Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2017	Aug. 31, 2015	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Ontario, California [Member]
Lease agreement expiration date		Oct. 31, 2020
Operating lease rent expense			$ 500	$ 700			$ 194,000	$ 319,000
Chairperson, President, And Majority Stockholder [Member]
Lease agreement expiration date	Oct. 01, 2022
Monthly rent	$ 16,000
Computer storage and processing space [Member]
Lease payment description					Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually		Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually. From 2015 through 2019, the service payments were $1,050,000 annually
Monthly lease payment					$ 35,000		$ 35,000
Lease agreement expiration date					Oct. 30, 2020		Oct. 30, 2025
Lease expenses					$ 542,000	$ 542,000	$ 1,085,000	$ 1,070,000